Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

28 Subsequent events

a. On February 28, 2024, the Attorney General of the State of New York filed a civil complaint against our subsidiaries, JBS USA Food Company and JBS USA Food Company Holdings (the “NYAG Defendants”), in the Supreme Court of the State of New York, County of New York, alleging that consumers in New York were misled by statements in which we expressed our goal of reducing greenhouse gas emissions and striving to achieve Net Zero by 2040. The complaint alleges claims for deceptive acts or practices under New York General Business Law (“GBL”) §349, false advertising under GBL §350 and fraud and illegality under New York Executive Law §63(12), and seeks an injunction, disgorgement of profits, civil penalties, attorney’s fees and other relief. On May 3, 2024, the NYAG (New York State Attorney General) Defendants moved to dismiss the complaint for lack of jurisdiction and the failure to state a claim under New York’s statute restricting strategic lawsuits against public participation (SLAPP) (New York Civil Rights Law §76-a(1)(a)). The motion to dismiss raises factual and legal deficiencies, including that the complaint fails to demonstrate a false or misleading statement, that the NYAG Defendants have been transparent in communicating their intention of reducing greenhouse gas emissions, and that the alleged statements are not actionable as a matter of law. Although we believe the complaint lacks legal and factual merit and intend to vigorously defend the case, we cannot ensure that the complaint will not increase the risk of related lawsuits by securityholders.

b. On March 27, 2024, the Group filed with the securities commission of the United States of America, the Securities and Exchange Commission (“SEC”) the Offer to Exchange the 13 existing series of unregistered debt securities (“Old Bonds”), for new registered debt securities (“New Bonds”).

c. In reference to the floods that occurred in Rio Grande do Sul (RS) — Brazil during April and May 2024, the poultry and swine units were not significantly impacted by the rain and are already operating normally. During the second quarter of 2024, the Company recorded as administrative expenses the total amount of US$5,838, as a consequence of the flooding and logistical disruption in the region. The Company is providing support to the families and our employees affected by the tragedy through the donation of food, emergency items and the payment of the 13th salary to employees in Rio Grande do Sul.

d. On May 13, 2024, the Company announced settlements for early redemption of CRA debts due in April of 2028, December of 2031 and December of 2036 and the extraordinary amortization of the series due in November of 2027, totaling the amount of $366,572 settled in May of 2024.

e. On June 11, 2024, JBS USA Food Company launched cash tender offers to purchase for a combined aggregate purchase price, excluding accrued and unpaid interest, of $500 million (the “Maximum Amount”): (i) up to $400.0 million aggregate purchase price of its 6.500% Senior Notes due 2029 and 5.750% Senior Notes due 2033; and (ii) up to the Maximum Amount of its 6.750% Senior Notes due 2034, subject to certain prioritized acceptance levels and certain terms and conditions of the tender offers. The applicable series of notes that were tendered and not withdrawn exceeded the Maximum Amount and the tender cap set forth in the offer to purchase and JBS USA Food Company accepted for purchase (1) $8,067,000 of its 6.500% Senior Notes due 2029, (2) $387,993,000 of its 5.750% Senior Notes due 2033 and (3) $92,954,000 of its 6.750% Senior Notes due 2034. Payment for the tendered notes took place on June 28, 2024, and such tendered notes were cancelled on the same date in accordance with the terms of the indentures governing each applicable series of notes.

f. On July 19, 2024, following the announcement of an outbreak of Newcastle disease virus (NDV) at a poultry farm in the state of Rio Grande do Sul (RS), the Brazilian government reported that it had suspended poultry exports from this state to several countries. Seara adjusted its production to export from other states and is monitoring the economic effects on its operations as a result of this virus. As of the date of approval of these financial statements, no significant impacts have been identified.

g. On August 13, 2024, the Company approved the distribution of interim dividends from the profit reserves in the amount of R$4.44 billion (equivalent to US$808,425 considering the exchange rate on August 13, 2024), corresponding to R$2.00 (equivalent to US$0.36 considering the exchange rate on August 13, 2024) per ordinary share on June 30, 2024, to be distributed to the shareholders. The interim dividends will be distributed on October 7, 2024

h. On August 28, 2024, an offering of three series of agribusiness receivables certificates (Certificados de Recebíveis do Agronegócio — CRAs) due 2029, 2034 and 2044, respectively, in the aggregate principal amount of up to R$1,502.6 million (equivalent to US$276.1 million, considering the exchange rate on September 27, 2024), representing rural financial product notes (Cédulas de Produto Rural Financeiras — CPR — Financeiras) issued by Seara and guaranteed by JBS S.A. was launched in Brazil. The offering is expected to close on October 3, 2024.

i. In September 2024, JBS S.A. exercised the early redemption provisions of the debentures underlying three series of outstanding CRAs due 2027, 2030 and 2031, respectively (including all of the remaining outstanding series with financial covenants), which resulted in the total repayment of the related CRAs on September 30, 2024 in the aggregate amount of R$3,930 million (equivalent to US$722.3 million, considering the exchange rate as of September 27, 2024).

i. On September 23, 2024, JBS S.A.’s board of directors approved a new share buyback program (the “Share Buyback Program”), pursuant to which JBS S.A. may acquire up to 113,396,357 of its outstanding common shares, representing up to approximately 5% of JBS S.A. total issued and outstanding share capital, on the B3 at prevailing market prices, during a period of 18 months from September 23, 2024. The Share Buyback Program will not affect the number of shares owned by our ultimate controlling shareholders.